Stockholders' Equity - Common Stock Activity (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure - Stockholders' Equity - Common Stock Activity (Detail) [Line Items]
Beginning of year	276,059,333	359,647,605	276,059,333	276,156,839
Common stock, shares issued in initial public offering	82,142,858		82,142,858
Shares of common stock issued through business combinations		246,627	535,353
Shares of common stock issued through compensation plans		2,625,651	966,580	368,259
Repurchases of common stock			(56,519)	(465,765)
End of year		362,519,883	359,647,605	276,059,333